Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	Feb. 27, 2015
Document Effective Date	Feb. 27, 2015
Prospectus Date	Mar. 01, 2015
Aberdeen Equity Long-Short Fund | Class A
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Trading Symbol	MLSAX
Aberdeen Equity Long-Short Fund | Class C
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Trading Symbol	MLSCX
Aberdeen Equity Long-Short Fund | Class R
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Trading Symbol	GLSRX
Aberdeen Equity Long-Short Fund | Institutional Class
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Trading Symbol	GGUIX
Aberdeen Equity Long-Short Fund | Institutional Service Class
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Trading Symbol	AWLSX
Aberdeen Global Natural Resources Fund | Class C
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Trading Symbol	GGNCX
Aberdeen Global Natural Resources Fund | Class R
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Trading Symbol	GGNRX
Aberdeen Global Natural Resources Fund | Institutional Class
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Trading Symbol	GGNIX
Aberdeen Global Natural Resources Fund | Institutional Service Class
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Trading Symbol	GGNSX
Aberdeen Global Natural Resources Fund | Class A
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Trading Symbol	GGNAX
Aberdeen Small Cap Fund | Class A
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Trading Symbol	GSXAX
Aberdeen Small Cap Fund | Class C
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Trading Symbol	GSXCX
Aberdeen Small Cap Fund | Class R
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Trading Symbol	GNSRX
Aberdeen Small Cap Fund | Institutional Class
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Trading Symbol	GSCIX
Aberdeen Small Cap Fund | Institutional Service Class
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Trading Symbol	GSXIX
Aberdeen China Opportunities Fund | Class A
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Trading Symbol	GOPAX
Aberdeen China Opportunities Fund | Class C
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Trading Symbol	GOPCX
Aberdeen China Opportunities Fund | Class R
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Trading Symbol	GOPRX
Aberdeen China Opportunities Fund | Institutional Class
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Trading Symbol	GOPIX
Aberdeen China Opportunities Fund | Institutional Service Class
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Trading Symbol	GOPSX
Aberdeen International Equity Fund | Class A
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Trading Symbol	GIGAX
Aberdeen International Equity Fund | Class C
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Trading Symbol	GIGCX
Aberdeen International Equity Fund | Class R
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Trading Symbol	GIRRX
Aberdeen International Equity Fund | Institutional Class
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Trading Symbol	GIGIX
Aberdeen International Equity Fund | Institutional Service Class
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Trading Symbol	GIGSX
Aberdeen Global Equity Fund | Class A
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Trading Symbol	GLLAX
Aberdeen Global Equity Fund | Class C
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Trading Symbol	GLLCX
Aberdeen Global Equity Fund | Class R
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Trading Symbol	GWLRX
Aberdeen Global Equity Fund | Institutional Class
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Trading Symbol	GWLIX
Aberdeen Global Equity Fund | Institutional Service Class
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Trading Symbol	GLLSX
Aberdeen Diversified Income Fund | Class A
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Trading Symbol	GMAAX
Aberdeen Diversified Income Fund | Class C
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Trading Symbol	GMACX
Aberdeen Diversified Income Fund | Class R
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Trading Symbol	GMRRX
Aberdeen Diversified Income Fund | Institutional Class
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Trading Symbol	GMAIX
Aberdeen Diversified Income Fund | Institutional Service Class
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Trading Symbol	GAMSX
Aberdeen Dynamic Allocation Fund | Class A
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Trading Symbol	GMMAX
Aberdeen Dynamic Allocation Fund | Class C
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Trading Symbol	GMMCX
Aberdeen Dynamic Allocation Fund | Class R
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Trading Symbol	GAGRX
Aberdeen Dynamic Allocation Fund | Institutional Class
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Trading Symbol	GMMIX
Aberdeen Dynamic Allocation Fund | Institutional Service Class
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Trading Symbol	GAASX
Aberdeen Diversified Alternatives Fund | Class A
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Trading Symbol	GASAX
Aberdeen Diversified Alternatives Fund | Class C
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Trading Symbol	GAMCX
Aberdeen Diversified Alternatives Fund | Class R
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Trading Symbol	GASRX
Aberdeen Diversified Alternatives Fund | Institutional Class
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Trading Symbol	GASIX
Aberdeen Diversified Alternatives Fund | Institutional Service Class
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Trading Symbol	GAISX
Aberdeen Asia Bond Fund | Institutional Class
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Trading Symbol	CSABX
Aberdeen Asia Bond Fund | Class A
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Trading Symbol	AEEAX
Aberdeen Asia Bond Fund | Class C
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Trading Symbol	AEECX
Aberdeen Asia Bond Fund | Class R
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Trading Symbol	AEERX
Aberdeen Asia Bond Fund | Institutional Service Class
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Trading Symbol	ABISX
Aberdeen Asia Pacific (ex-Japan) Equity Fund | Institutional Class
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Trading Symbol	AAPIX
Aberdeen Asia Pacific (ex-Japan) Equity Fund | Institutional Service Class
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Trading Symbol	AAPEX
Aberdeen Asia Pacific (ex-Japan) Equity Fund | Class A
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Trading Symbol	APJAX
Aberdeen Asia Pacific (ex-Japan) Equity Fund | Class C
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Trading Symbol	APJCX
Aberdeen Asia Pacific (ex-Japan) Equity Fund | Class R
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Trading Symbol	APJRX
Aberdeen Asia-Pacific Smaller Companies Fund | Institutional Class
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Trading Symbol	APCIX
Aberdeen Asia-Pacific Smaller Companies Fund | Class A
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Trading Symbol	APCAX
Aberdeen Asia-Pacific Smaller Companies Fund | Class C
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Trading Symbol	APCCX
Aberdeen Asia-Pacific Smaller Companies Fund | Class R
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Trading Symbol	APCRX
Aberdeen Asia-Pacific Smaller Companies Fund | Institutional Service Class
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Trading Symbol	APCSX
Aberdeen Emerging Markets Fund | Institutional Class
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Trading Symbol	ABEMX
Aberdeen Emerging Markets Fund | Institutional Service Class
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Trading Symbol	AEMSX
Aberdeen Emerging Markets Fund | Class A
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Trading Symbol	GAGAX
Aberdeen Emerging Markets Fund | Class C
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Trading Symbol	GAGCX
Aberdeen Emerging Markets Fund | Class R
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Trading Symbol	GEMRX
Aberdeen Emerging Markets Debt Fund | Class A
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Trading Symbol	AKFAX
Aberdeen Emerging Markets Debt Fund | Class C
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Trading Symbol	AKFCX
Aberdeen Emerging Markets Debt Fund | Class R
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Trading Symbol	AKFRX
Aberdeen Emerging Markets Debt Fund | Institutional Class
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Trading Symbol	AKFIX
Aberdeen Emerging Markets Debt Fund | Institutional Service Class
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Trading Symbol	AKFSX
Aberdeen Emerging Markets Debt Local Currency Fund | Class A
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Trading Symbol	ADLAX
Aberdeen Emerging Markets Debt Local Currency Fund | Class C
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Trading Symbol	ADLCX
Aberdeen Emerging Markets Debt Local Currency Fund | Class R
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Trading Symbol	AECRX
Aberdeen Emerging Markets Debt Local Currency Fund | Insititutional Service Class
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Trading Symbol	AEDSX
Aberdeen Emerging Markets Debt Local Currency Fund | Institutional Class
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Trading Symbol	AEDIX
Aberdeen Global Fixed Income Fund | Institutional Class
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Trading Symbol	AGCIX
Aberdeen Global Fixed Income Fund | Class A
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Trading Symbol	CUGAX
Aberdeen Global Fixed Income Fund | Class C
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Trading Symbol	CGBCX
Aberdeen Global Fixed Income Fund | Class R
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Trading Symbol	AGGRX
Aberdeen Global Fixed Income Fund | Institutional Service Class
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Trading Symbol	CGFIX
Aberdeen Global Small Cap Fund | Institutional Class
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Trading Symbol	AVBUX
Aberdeen Global Small Cap Fund | Class C
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Trading Symbol	COVCX
Aberdeen Global Small Cap Fund | Class R
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Trading Symbol	WOVAX
Aberdeen Global Small Cap Fund | Institutional Service Class
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Trading Symbol	AGUSX
Aberdeen Global Small Cap Fund | Class A
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Trading Symbol	WVCCX
Aberdeen Tax-Free Income Fund | Class A
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Trading Symbol	NTFAX
Aberdeen Tax-Free Income Fund | Class C
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Trading Symbol	GTICX
Aberdeen Tax-Free Income Fund | Class R
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Trading Symbol	ABERX
Aberdeen Tax-Free Income Fund | Institutional Class
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Trading Symbol	ABEIX
Aberdeen Tax-Free Income Fund | Institutional Service Class
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Trading Symbol	ABESX
Aberdeen Ultra-Short Duration Bond Fund | Class A
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Trading Symbol	AUDAX
Aberdeen Ultra-Short Duration Bond Fund | Class C
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Trading Symbol	AUSCX
Aberdeen Ultra-Short Duration Bond Fund | Class R
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Trading Symbol	AUSRX
Aberdeen Ultra-Short Duration Bond Fund | Institutional Class
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Trading Symbol	AUDIX
Aberdeen Ultra-Short Duration Bond Fund | Institutional Service Class
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Trading Symbol	AUSIX
Aberdeen High Yield Fund | Class A
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Trading Symbol	AUYAX
Aberdeen High Yield Fund | Class C
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Trading Symbol	AUYCX
Aberdeen High Yield Fund | Class R
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Trading Symbol	AUYRX
Aberdeen High Yield Fund | Institutional Class
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Trading Symbol	AUYIX
Aberdeen High Yield Fund | Institutional Service Class
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Trading Symbol	AUYSX
Aberdeen U.S. Equity Fund | Class A
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Trading Symbol	GXXAX
Aberdeen U.S. Equity Fund | Class C
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Trading Symbol	GXXCX
Aberdeen U.S. Equity Fund | Class R
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Trading Symbol	GGLRX
Aberdeen U.S. Equity Fund | Institutional Class
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Trading Symbol	GGLIX
Aberdeen U.S. Equity Fund | Institutional Service Class
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Trading Symbol	GXXIX
Aberdeen European Equity Fund | Class A
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Trading Symbol	AEUAX
Aberdeen European Equity Fund | Class C
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Trading Symbol	AEUCX
Aberdeen European Equity Fund | Class R
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Trading Symbol	AERUX
Aberdeen European Equity Fund | Institutional Class
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Trading Symbol	AEUIX
Aberdeen European Equity Fund | Institutional Service Class
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Trading Symbol	AEUSX
Aberdeen Latin American Equity Fund | Class A
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Trading Symbol	ALEAX
Aberdeen Latin American Equity Fund | Class C
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Trading Symbol	ALECX
Aberdeen Latin American Equity Fund | Class R
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Trading Symbol	ALREX
Aberdeen Latin American Equity Fund | Institutional Class
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Trading Symbol	ALIEX
Aberdeen Latin American Equity Fund | Institutional Service Class
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Trading Symbol	ALESX